PARNASSUS MID CAP GROWTH FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Biotechnology (1.9%)
BioMarin Pharmaceutical Inc. [q]	142,279	13,835,210

Capital Markets (2.6%)
Morningstar Inc.	94,728	19,232,626

Chemicals (4.2%)
Nutrien Ltd.	188,197	13,898,348
The Sherwin-Williams Co.	72,133	16,213,334

		30,111,682
Commercial Services & Supplies (1.9%)
Cintas Corp.	30,581	14,149,217

Containers & Packaging (2.7%)
Ball Corp. Ω	361,763	19,936,759

Distributors (2.8%)
Pool Corp.	58,899	20,169,374

Health Care Equipment & Supplies (6.4%)
Align Technology Inc. [q]	65,432	21,863,448
IDEXX Laboratories Inc. [q]	48,983	24,495,419

		46,358,867
Health Care Technology (4.2%)
Veeva Systems Inc., Class A q	167,429	30,771,776

Hotels, Restaurants & Leisure (2.1%)
Hilton Worldwide Holdings Inc.	108,531	15,288,762

Insurance (2.2%)
The Progressive Corp.	113,566	16,246,752

Internet & Direct Marketing Retail (4.6%)
MercadoLibre Inc. [q]	25,730	33,913,684

IT Services (2.3%)
Broadridge Financial Solutions Inc.	115,119	16,872,992

Life Sciences Tools & Services (6.1%)
Agilent Technologies Inc.	118,676	16,417,638
Illumina Inc. [q]	121,637	28,286,684

		44,704,322
Media (2.4%)
The Trade Desk Inc., Class A [q]	285,430	17,385,541

Professional Services (7.2%)
CoStar Group Inc. [q]	257,115	17,702,368
Equifax Inc.	81,629	16,557,626
Verisk Analytics Inc.	94,320	18,096,235

		52,356,229
Road & Rail (2.1%)
Old Dominion Freight Line Inc.	44,283	15,093,418

Semiconductors & Semiconductor Equipment (7.9%)
KLA Corp.	35,771	14,278,710
Lam Research Corp.	27,246	14,443,649
Monolithic Power Systems Inc.	28,318	14,174,292
Teradyne Inc.	131,331	14,119,396

		57,016,047
Software (27.3%)
Ansys Inc. [q]	84,527	28,130,585
Cadence Design Systems Inc. [q]	54,507	11,451,376
Five9 Inc. [q]	225,571	16,306,528
Fortinet Inc. [q]	483,695	32,146,370
Guidewire Software Inc. [q]	423,353	34,736,114
Splunk Inc. [q]	368,382	35,320,466
Synopsys Inc. [q]	31,644	12,222,495
Workday Inc., Class A [q]	133,563	27,586,102

		197,900,036
Specialty Retail (3.0%)
O’Reilly Automotive Inc. [q]	26,154	22,204,223

Technology Hardware, Storage & Peripherals (2.4%)
Western Digital Corp. [q]	470,262	17,714,769

Textiles, Apparel & Luxury Goods (2.0%)
Lululemon Athletica Inc. [q]	39,157	14,260,588

Total investment in equities (98.3%) (cost $575,864,387)		715,522,874

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.1%) α
Beneficial State Bank	3.50%	01/15/2024	250,000	242,082
Citizens Trust Bank	0.05%	01/14/2024	200,000	193,688

				435,770
Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: First State Bank, par 236,500; United Mississippi Bank, par 236,500; Waumandee State Bank, par 27.000; (cost $480,879)	4.00%	03/14/2024	500,000	480,879

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	99,770
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	99,770
Root Capital Inc.	1.00%	02/01/2024	100,000	94,967
Vermont Community Loan Fund Inc.	0.50%	10/15/2023	100,000	96,762

				391,269
Time Deposits (1.6%)
BBVA, Madrid	4.18%	04/03/2023	11,895,943	11,895,943

Total short-term securities (1.8%) (cost $13,203,861)				13,203,861

Total securities (100.1%) (cost $589,068,248)				728,726,735

Other assets and liabilities (-0.1%)				(554,816)

Total net assets (100.0%)				728,171,919

θ	This security is non-income producing.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.